CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Notes Payable
CONVERTIBLE NOTES PAYABLE

15. CONVERTIBLE NOTES PAYABLE

Convertible notes payable at March 31, 2023 and December 31, 2022, were comprised of the following:

	Conversion price per share	Interest rate	Due date	March 31, 2023	December 31, 2022
Opportunity fund convertible notes payable	$0.005	10%	January 14, 2024	$45,000	$45,000
Total convertible notes payable				$45,000	$45,000

The Company has Convertible Promissory notes payable to Opportunity Fund, LLC in the amount of $45,000 (the “Note”). The Note allows for advances up to maximum amount of $75,000. The principal, together with any accrued but unpaid interest on the amount of principal, is convertible upon request by the noteholder at a conversion price of $0.005 per share.

As of March 31, 2023 and December 31, 2022, the outstanding convertible notes payable had accrued interest of $10,000 and $9,000, respectively.

13. CONVERTIBLE NOTES PAYABLE

Convertible notes payable at December 31, 2022, and 2021, were comprised of the following:

	Conversion price per share	Interest rate	Due date	December 31, 2022	December 31, 2021
Opportunity fund convertible notes payable	$0.005	10%	January 14, 2024	$45,000	$-
Total convertible notes payable				$45,000	$-

As part of the Acquisition, the Company acquired Convertible Promissory notes payable to Opportunity Fund, LLC in the amounts of $25,000 and $20,000, respectively (collectively the “Note”). The Note allows for advances up to maximum amount of $75,000, bears interest at ten percent (10%) per annum, and is due January 14, 2024. The principal, together with any accrued but unpaid interest on the amount of principal, is convertible upon request by the noteholder at a conversion price of $0.005 per share, with conversions limited such that no conversions will be allowed to the extent that, following such conversion, the noteholder would become the beneficial owner of more than 9.99% of our common stock. As of December 31, 2022, the outstanding convertible notes payable had accrued interest of $9,000.